Financial risk management (Tables)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Schedule of amount receivable	Amounts receivables consist of:
	March 31,	December 31,
	2025	2024

Trade receivables	$6,372	$3,265
Other miscellaneous receivables	92	102

	$6,464	$3,367

Schedule of trade receivables by geography	Trade receivables by geography consist of:
	March 31,	December 31,
	2025	2024

United States	$325	$154
Europe	751	338
Asia/Pacific	5,296	2,773

	$6,372	$3,265

Schedule of aging of company’s trade receivables	An aging of the Company’s trade receivables are as follows:
	March 31,	December 31,
	2025	2024

Current	$6,165	$3,236
31-60 days	206	29
61-90 days	-	-
Over 91 days	1	-

	$6,372	$3,265